Stockholders' equity - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Exercise price for SPAs exercised	€ 1.00	€ 1.06	€ 1.03
Shares available to issue	37,077,323
Additional capital authorised	€ 21,417,436
Number of shares in entity held by entity or by its subsidiaries or associates	249,915	249,915	249,915	250,000
Proportion of treasury shares to total share capital	0.10%	0.20%	0.20%
Share Performance Plans and the Stock Option Plans
Equity
Shares available to issue	7,118,034
Owners or creditors, participation rights and/or income bonds
Equity
Shares available to issue	29,959,289